INCOME TAXES - Schedule of Unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
At beginning of year	$ 4,929	$ 2,582	$ 1,836
Additions based on tax positions related to current year	2,575	2,347	943
Restricted due to expiry of the statute of limitations	0	0	(197)
At end of year	$ 7,504	$ 4,929	$ 2,582